UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     7/23/01
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               69

Form 13F Information Table Value Total:          $77,166

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL Time Warner Inc.             COMMON   00184A105     3235         61045 SH       SOLE                                       61045
AT&T Corp.                       COMMON   001957109      989         44973 SH       SOLE                                       44973
AT&T Corp Liberty Media Cl A     COMMON   001957208     1022         58460 SH       SOLE                                       58460
Abbott Laboratories              COMMON   002824100      228          4760 SH       SOLE                                        4760
Abiomed                          COMMON   003654100      292         12400 SH       SOLE                                       12400
American Express Co.             COMMON   025816109      402         10355 SH       SOLE                                       10355
American Genl Corp.              COMMON   026351106      443          9540 SH       SOLE                                        9540
American Home Prod.              COMMON   026609107      934         15895 SH       SOLE                                       15895
Amer Int'l Group                 COMMON   026874107      678          7975 SH       SOLE                                        7975
Applied Materials                COMMON   038222105      967         19685 SH       SOLE                                       19685
Automatic Data Proc              COMMON   053015103      445          8953 SH       SOLE                                        8953
Aztec Technology                 COMMON   05480L101        9        149975 SH       SOLE                                      149975
BP Amoco PLC ADR                 COMMON   055622104      325          6528 SH       SOLE                                        6528
BellSouth Corp.                  COMMON   079860102      213          5281 SH       SOLE                                        5281
Berkshire Hathaway Inc Cl A      COMMON   084670108      416             6 SH       SOLE                                           6
Boeing Company                   COMMON   097023105     1223         22000 SH       SOLE                                       22000
Bristol-Myers Squibb             COMMON   110122108     1724         32965 SH       SOLE                                       32965
Chevron Corp.                    COMMON   166751107      424          4688 SH       SOLE                                        4688
Cisco Systems                    COMMON   17275R102     1022         56165 SH       SOLE                                       56165
CitiGroup Inc.                   COMMON   172967101     3763         71223 SH       SOLE                                       71223
Clear Channel Communications     COMMON   184502102      541          8625 SH       SOLE                                        8625
Emulex Corp.                     COMMON   292475209      562         13910 SH       SOLE                                       13910
Exxon Mobil Corp.                COMMON   30231G102     2115         24208 SH       SOLE                                       24208
Federal Home Ln Mtge             COMMON   313400301      555          8150 SH       SOLE                                        8150
Fannie Mae                       COMMON   313586109     3084         36267 SH       SOLE                                       36267
Fidelity National Financial Inc. COMMON   316326107     3931        160010 SH       SOLE                                      160010
First Data Corp.                 COMMON   319963104      922         14335 SH       SOLE                                       14335
Gap Inc.                         COMMON   364760108      602         20775 SH       SOLE                                       20775
General Electric                 COMMON   369604103     5281        108327 SH       SOLE                                      108327
Goldman Sachs Group Inc          COMMON   38141G104      227          2650 SH       SOLE                                        2650
Hewlett Packard Co               COMMON   428236103      416         14540 SH       SOLE                                       14540
Home Depot Inc.                  COMMON   437076102     1710         36728 SH       SOLE                                       36728
Household Internt'l              COMMON   441815107      510          7650 SH       SOLE                                        7650
ICT Group                        COMMON   44929Y101      747         42905 SH       SOLE                                       42905
IGEN Int'l Inc.                  COMMON   449536101     2067         79495 SH       SOLE                                       79495
Integramed Amer NEW              COMMON   45810N302      209         34886 SH       SOLE                                       34886
Intel Corp.                      COMMON   458140100     1819         62183 SH       SOLE                                       62183
Int'l Bsns. Machine              COMMON   459200101     3199         28307 SH       SOLE                                       28307
Intertan Inc                     COMMON   461120107      385         27502 SH       SOLE                                       27502
Johnson & Johnson Co             COMMON   478160104     2318         46356 SH       SOLE                                       46356
Kinder Morgan Inc. Kans          COMMON   49455P101      320          6375 SH       SOLE                                        6375
MBNA Corp.                       COMMON   55262L100      634         19225 SH       SOLE                                       19225
Marriott Intl Inc                COMMON   571903202      941         19867 SH       SOLE                                       19867
Medtronic Inc                    COMMON   585055106      758         16475 SH       SOLE                                       16475
Merck & Co.                      COMMON   589331107      447          6999 SH       SOLE                                        6999
Microsoft Corp.                  COMMON   594918104     3055         41851 SH       SOLE                                       41851
Minnesota Mining                 COMMON   604059105      228          2000 SH       SOLE                                        2000
NRG Energy                       COMMON   629377102     1335         60475 SH       SOLE                                       60475
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
Pepsico Inc.                     COMMON   713448108      567         12820 SH       SOLE                                       12820
Pfizer                           COMMON   717081103     2147         53620 SH       SOLE                                       53620
Presidential Life                COMMON   740884101      715         31929 SH       SOLE                                       31929
SBC Communications               COMMON   78387G103      799         19933 SH       SOLE                                       19933
Safeway Inc New                  COMMON   786514208      762         15875 SH       SOLE                                       15875
Schering-Plough                  COMMON   806605101      269          7412 SH       SOLE                                        7412
Schlumberger Ltd.                COMMON   806857108     1020         19372 SH       SOLE                                       19372
Schwab Charles Corp              COMMON   808513105     1226         77837 SH       SOLE                                       77837
The Steak And Shake Company      COMMON   857873103      168         18167 SH       SOLE                                       18167
Sunrise Assisted Living          COMMON   86768K106     2115         80590 SH       SOLE                                       80590
Tellabs, Inc.                    COMMON   879664100      787         40600 SH       SOLE                                       40600
Tyco International               COMMON   902124106      245          4486 SH       SOLE                                        4486
Verizon Communications           COMMON   92343V104      688         12859 SH       SOLE                                       12859
Viacom Inc Cl B                  COMMON   925524308     2147         41497 SH       SOLE                                       41497
Vista Information                COMMON   928365204       22         19500 SH       SOLE                                       19500
Wal-Mart Stores Inc.             COMMON   931142103     2660         54507 SH       SOLE                                       54507
Washington Post Cl B             COMMON   939640108      402           700 SH       SOLE                                         700
Weyerhaeuser Co                  COMMON   962166104      495          9000 SH       SOLE                                        9000
Worldcom Inc.                    COMMON   98157D106      552         38879 SH       SOLE                                       38879
PAC Century Cyberworks Ltd.      COMMON   Y6801N134        8         25000 SH       SOLE                                       25000